Thrivent Government Bond Portfolio Investment Objectives and Goals - Thrivent Government Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Government Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Government Bond Portfolio (the "Portfolio") seeks total return, consistent with preservation of capital. The Portfolio's investment objective may be changed without shareholder approval.